Share-Based Compensation - Compensation Expense Included in Non-Interest Expense and Related Income Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 1,470	$ 2,010	$ 1,861
Income tax benefit	124	331	317
Restricted Stock And Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	14,966	12,513	12,045
Income tax benefit	2,809	4,380	4,215
Phantom Stock and Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 10,756	$ 12,933	$ 12,109